SIMPSON THACHER & BARTLETT LLP
425 Lexington Avenue
New York, N.Y. 10017-3954
(212) 455-2000

FACSIMILE (212) 455-2502

VIA EDGAR

March 29, 2005

Re:	ITC Holdings Corp. Registration Statement on Form S-1

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Ladies and Gentlemen:

        On behalf of ITC Holdings Corp., a corporation organized under the laws of the State of Michigan (the "Company"), we hereby transmit for electronic filing, pursuant to Rule 101(a) of Regulation S-T of the Securities Act of 1933, as amended, the Registration Statement on Form S-1 relating to the Company's proposed initial public offering of its common stock.

        The filing fee in the amount of $35,310 has been deposited by wire transfer of same-day funds in the Securities and Exchange Commission's account.

        Should you have any questions regarding this filing, please do not hesitate to contact me (phone: 212-455-3080; fax: 212-455-2502) or Kirsten Davis (phone: 212-455-2911; fax: 212-455-2502).

Best regards,
/s/ RISË B. NORMAN, ESQ. Risë B. Norman, Esq.
Attachment
cc:	Joseph L. Welch Edward M. Rahill Daniel J. Oginsky